Inventory (Tables)	9 Months Ended
Sep. 30, 2020
Inventory [Abstract]
Schedule Of Inventory

	September 30, 2020	December 31, 2019
Finished goods	$826	$1,120
Raw materials	778	668
	$1,604	$1,788